Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 3,259		¥ 2,447
Additions			313
Disposals	(85)		(332)
Conversion	2,061		838
Share of losses in excess of equity method investment in ordinary shares			(7)
Net unrealized fair value change recognized in other comprehensive income (loss)	174		(71)
Accrued interest	74		76
Foreign currency translation adjustments	27		(5)
Ending balance	¥ 5,510	$ 755	¥ 3,259